Acquisition (Details) - Schedule of fair value of the identifiable assets acquired and liabilities - Jan. 10, 2020 - BeeLive [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Acquisition (Details) - Schedule of fair value of the identifiable assets acquired and liabilities [Line Items]
Cash acquired	¥ 10,129	$ 1,552
Accounts receivable, net	29,330	4,495
Prepayment	7,390	1,132
Amounts due from related parties	21,840	3,347
Current Assets	68,689	10,526
Property and equipment, net	426	65
Intangible assets, net	240,610	36,875
Deferred tax asset	7,577	1,161
Goodwill	92,069	14,110
Total assets	409,371	62,737
Current liabilities	77,079	11,813
Loan payable – non-current portion	7,400	1,134
Deferred tax liability	60,137	9,216
Total liabilities	144,616	22,163
Total consideration	¥ 264,755	$ 40,574